Financial Instruments - Summary of Contingent Consideration and Other Financial Liabilities (Detail) - Contingent consideration [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance Contingent consideration at 1 January	€ 15,526	€ 24,754
Fair value adjustment	(847)	(9,228)
Closing balance Contingent consideration at 31 December	€ 14,679	€ 15,526